Employee benefits (Tables)	9 Months Ended
Sep. 30, 2022
Employee Benefits [Abstract]
Schedule of Net Employee Benefit Obligations	The total net employee benefit obligations as at September 30, 2022 is as follows:

€m
Balance as of January 1, 2022	244.2
Service cost	4.5
Net interest expense	2.0
Actuarial gains on pension scheme valuations	(104.3)
Benefits paid	(4.8)
Foreign exchange differences on translation	(3.3)
Balance as of September 30, 2022	138.3